Share Based Payment (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Payment [Abstract]
Share-based payment plans	$ 612	$ 381	$ 1,318